Subsidiaries (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of subsidiaries [abstract]
Summary of Interests In Subsidiaries Explanatory
41.1 Details of major consolidated subsidiaries as of December 31, 2025, are as follows:

Investor	Investee	Ownership (%)	Location	Date of financial statements	Industry
KB Financial Group Inc.	Kookmin Bank	100.00	Korea	Dec. 31	Banking and foreign exchange transaction
	KB Kookmin Card Co., Ltd.	100.00	Korea	Dec. 31	Credit card and installment financing
	KB Asset Management Co., Ltd.	100.00	Korea	Dec. 31	Collective investment and advisory
	KB Capital Co., Ltd.	100.00	Korea	Dec. 31	Financial Leasing
	KB Savings Bank Co., Ltd.	100.00	Korea	Dec. 31	Savings banking
	KB Real Estate Trust Co., Ltd.	100.00	Korea	Dec. 31	Real estate trust management
	KB Investment Co., Ltd.	100.00	Korea	Dec. 31	Capital investment
	KB Data System Co., Ltd.	100.00	Korea	Dec. 31	Software advisory, development, and supply
	KB Securities Co., Ltd.	100.00	Korea	Dec. 31	Financial investment
	KB Insurance Co., Ltd.	100.00	Korea	Dec. 31	Non-life insurance
	KB Life Insurance Co., Ltd.	100.00	Korea	Dec. 31	Life insurance

Kookmin Bank	KB PRASAC Bank Plc.	100.00	Cambodia	Dec. 31	Banking and foreign exchange transaction
	Kookmin Bank (China) Ltd.	100.00	China	Dec. 31	Banking and foreign exchange transaction
	KB Microfinance Myanmar Co., Ltd.	100.00	Myanmar	Dec. 31	Microfinance services
	PT Bank KB Bukopin Syariah 5	95.92	Indonesia	Dec. 31	Banking
	PT KB Bukopin Finance 6 8	99.24	Indonesia	Dec. 31	Installment financing
	KB Bank Myanmar Co., Ltd.	100.00	Myanmar	Dec. 31	Banking and foreign exchange transaction
	KB FUND PARTNERS Co., Ltd.	100.00	Korea	Dec. 31	Other unclassified financial services

Investor	Investee	Ownership (%)	Location	Date of financial statements	Industry

Kookmin Bank, KB Kookmin Card Co., Ltd., KB Securities Co., Ltd., KB Insurance Co., Ltd., KB Capital Co., Ltd.	PT Bank KB Indonesia,Tbk. 7	67.57	Indonesia	Dec. 31	Banking and foreign exchange transaction

KB Securities Co., Ltd.	KBFG Securities America Inc.	100.00	United States	Dec. 31	Investment advisory and securities trading
	KB Securities Hong Kong Ltd.	100.00	China	Dec. 31	Investment advisory and securities trading
	KB Securities Vietnam Joint Stock Company	99.81	Vietnam	Dec. 31	Investment advisory and securities trading
	KB FINA COMPANY LIMITED 4	100.00	Vietnam	Dec. 31	Investment advisory and securities trading
	PT KB VALBURY SEKURITAS	65.00	Indonesia	Dec. 31	Investment advisory and securities trading
KB Insurance Co., Ltd.	Leading Insurance Services, Inc.	100.00	United States	Dec. 31	Management service
	KBFG Insurance (China) Co., Ltd.	100.00	China	Dec. 31	Non-life insurance
	PT. KB Insurance Indonesia	70.00	Indonesia	Dec. 31	Non-life insurance
	KB Claims Survey & Adjusting	100.00	Korea	Dec. 31	Claim service
	KB Sonbo CNS	100.00	Korea	Dec. 31	Management service
	KB Healthcare Co., Ltd.	100.00	Korea	Dec. 31	Information and communication

KB Life Insurance Co., Ltd.	KB Life Partners Co., Ltd.	100.00	Korea	Dec. 31	Insurance agent
	KB Golden Life Care Co., Ltd.	100.00	Korea	Dec. 31	Service

KB Kookmin Card Co., Ltd.	KB Credit Information Co., Ltd.	100.00	Korea	Dec. 31	Collection of receivables or credit investigation
	KB Daehan Specialized Bank Plc. 2	97.50	Cambodia	Dec. 31	Auto Installment finance
	PT. KB Finansia Multi Finance	85.00	Indonesia	Dec. 31	Auto Installment finance

	KB J Capital Co., Ltd.	77.40	Thailand	Dec. 31	Service

KB Capital Co., Ltd.	PT Sunindo Kookmin Best Finance	85.00	Indonesia	Dec. 31	Auto Installment finance
	KBFintech Inc. 3	95.95	Korea	Dec. 31	E-commerce

KB Kookmin Card Co., Ltd., KB Capital Co., Ltd.	KB KOLAO Leasing Co., Ltd.	80.00	Laos	Dec. 31	Auto Installment finance

Kookmin Bank, KB Data System Co., Ltd.	PT KB Data Systems Indonesia	100.00	Indonesia	Dec. 31	Service

KB Asset Management Co., Ltd.	KBAM Shanghai Advisory Services Co., Ltd.	100.00	China	Dec. 31	General advisory
	PT KB Valbury Asset Management 1	70.00	Indonesia	Dec. 31	Collective investment
	KB Asset Management Singapore PTE. LTD.	100.00	Singapore	Dec. 31	Collective investment

1
During the first quarter of 2024, PT Valbury Capital Management was changed from a sub-subsidiary
of KB Securities Co., Ltd. to a subsidiary of KB Asset Management Co., Ltd., and its name was changed to PT KB Valbury Asset Management during the second quarter of 2024.

2	KB DAEHAN SPECIALIZED BANK PLC. (merging entity) merged with i-Finance Leasing PLC. (merged entity) on December 19, 2024.
3	On October 14, 2024, Teamwink Co., Ltd. changed its name to KB Fintech Co., Ltd.
4	During the first quarter of 2025, KB FINA Joint Stock Company changed its name to KB FINA COMPANY LIMITED.
5	During the third quarter of 2025, PT Bank Syariah Bukopin changed its name to PT Bank KB Bukopin Syariah.
6	During the third quarter of 2025, PT Bukopin Finance changed its name to PT KB Bukopin Finance.
7	During the third quarter of 2025, PT Bank KB Bukopin,Tbk. changed its name to PT Bank KB Indonesia,Tbk.
8	The disposal group was classified as held for sale, as of December 31, 2025.
41.2 Details of consolidated structured entities as of December 31, 2025, are as follows:

	Consolidated structured entities	Reasons for consolidation
Trusts	Kookmin Bank (development trust) and 10 others	The Group controls the trust because it has power to determine management performance of the trust and is significantly exposed to variable returns that absorb losses through the guarantees of payment of principal, or payment of principal and fixed rate of return.

Asset-backed securitization	Taejon Samho The First Co., Ltd. and 82 others	The Group controls these investees because it has power over relevant activities in the event of default, is significantly exposed to variable returns by providing lines of credit, ABCP purchase commitments or acquisition of subordinated debt and has ability to affect those returns through its power.

Investment funds and others	KB Global Platform Fund No.2 and 237 others	Funds are consolidated if the Group, as a collective investor or operating manager (member), etc., can manage fund assets on behalf of other investors, or dismiss the collective investor and operating manager, and is substantially exposed to significant variable returns or has such rights.
If the Group holds more than half of the ownership interests but does not have the power over relevant activities of structured entities in accordance with agreements with trust and other related parties, those structured entities are excluded from the consolidation.

Summary of Condensed Financial Information of Subsidiaries
41.3 Condensed financial information of major subsidiaries as of and for the years ended December 31, 2024 and 2025, are as follows:

(In millions of Korean won)
	December 31, 2024						2024
	Assets		Liabilities		Equity		Operating revenue		Profit (loss) attributable to shareholders of the Parent Company		Total comprehensive income (loss) attributable to shareholders of the Parent Company
Kookmin Bank 1	￦	562,887,180	￦	524,859,860	￦	38,027,320	￦	51,497,328	￦	3,251,759	￦	3,408,978
KB Securities Co., Ltd. 1,2		63,384,389		56,498,405		6,885,984		10,736,175		585,682		630,103
KB Insurance Co., Ltd. 1,2		40,776,375		34,982,351		5,794,024		12,818,501		839,494		(125,414)
KB Kookmin Card Co., Ltd. 1		30,541,628		25,236,827		5,304,801		4,428,688		402,715		437,030
KB Life Insurance Co., Ltd. 1,2		34,047,554		30,984,400		3,063,154		2,821,601		164,272		(906,210)
KB Asset Management Co., Ltd. 1		414,942		120,224		294,718		246,184		66,500		67,757
KB Capital Co., Ltd. 1,2		18,115,495		15,654,177		2,461,318		2,620,487		222,041		225,609
KB Real Estate Trust Co., Ltd. 1		1,113,466		627,898		485,568		139,656		(113,332)		(113,652)
KB Savings Bank Co., Ltd.		2,575,739		2,393,523		182,216		225,173		(11,366)		(11,560)
KB Investment Co., Ltd. 1		1,529,823		1,245,883		283,940		215,834		4,368		4,466
KB Data System Co., Ltd. 1		62,270		40,219		22,051		241,652		1,978		1,149

(In millions of Korean won)
	December 31, 2025						2025
	Assets		Liabilities		Equity		Operating revenue		Profit (loss) attributable to shareholders of the Parent Company		Total comprehensive income (loss) attributable to shareholders of the Parent Company
Kookmin Bank 1	￦	584,934,967	￦	545,979,326	￦	38,955,641	￦	42,528,587	￦	3,852,166	￦	3,636,551
KB Securities Co., Ltd. 1,2		76,461,426		69,572,471		6,888,955		14,139,480		673,856		670,815
KB Insurance Co., Ltd. 1,2		45,377,597		39,725,458		5,652,139		13,758,177		778,228		160,977
KB Kookmin Card Co., Ltd. 1		30,235,710		24,597,933		5,637,777		4,326,397		330,226		355,777
KB Life Insurance Co., Ltd. 1,2		35,585,902		32,795,927		2,789,975		3,402,468		139,329		(20,379)
KB Asset Management Co., Ltd. 1		697,405		302,373		395,032		325,721		120,203		121,056
KB Capital Co., Ltd. 1,2		18,163,063		15,483,517		2,679,546		2,714,031		235,219		246,223
KB Real Estate Trust Co., Ltd. 1		1,124,017		730,006		394,011		177,039		(78,685)		(78,296)
KB Savings Bank Co., Ltd.		2,219,824		2,042,573		177,251		202,415		(4,834)		(4,950)
KB Investment Co., Ltd. 1		1,675,994		1,334,136		341,858		353,212		57,918		57,917
KB Data System Co., Ltd. 1		85,289		55,304		29,985		295,401		7,586		7,930

1	Financial information is based on its consolidated financial statements.
2	Includes fair value adjustments arising from the acquisition.

Summary of Changes In Subsidiaries
41.5.1 Subsidiaries newly included in consolidation for the year ended December 31, 2025, are as follows:

Company	Reasons for obtaining control
IM Asset General Private Securities Investment Trust No.55(Bond) and 21 others	Holds more than half of the ownership interests
KB Great On 1st.L.L.C. and 44 others	Holds the power in the event of default and is exposed to significant variable returns by providing lines of credit, ABCP purchase commitments or acquisition of subordinated debt
KB HL Infra Private Special Asset Fund 1(FOFs) and 45 others	Holds the power as a general partner and is exposed to variable returns by holding significant amount of ownership interests
41.5.2 Subsidiaries excluded from consolidation for the year ended December 31, 2025, are as follows:

Company	Reasons for losing control
Able Eunhwasam 2nd Co., Ltd. and 36 others	Termination of the commitments
KB High-tech Company Investment Fund and 20 others	Liquidation
Black Sappahire Holdings Co., Ltd. and 1 other	Disposal
KB RISE Global AI Value Chain ETF Moa Dream Securities Fund (FoFs) and 23 others	Decrease in ownership interests to less than majority